Consolidated Balance Sheets - USD ($) $ in Thousands	Jul. 03, 2022	Jun. 27, 2021
Current assets:
Cash and cash equivalents	$ 132,236	$ 187,093
Accounts and notes receivable, net of allowance for doubtful accounts of $504 and $204, respectively	5,227	3,300
Inventories, net	10,310	8,310
Prepaid expenses and other current assets	12,732	8,056
Assets held-for-sale	8,789	686
Total current assets	169,294	207,445
Property and equipment, net	534,721	415,661
Internal use software, net	11,423	9,062
Property and equipment under capital leases, net	262,703	284,077
Intangible assets, net	92,593	96,057
Goodwill	742,669	726,156
Other assets	41,022	43,780
Total assets	1,854,425	1,782,238
Current liabilities:
Accounts payable	38,217	29,489
Accrued expenses	62,854	63,650
Current maturities of long-term debt	4,966	5,058
Other current liabilities	13,123	9,176
Total current liabilities	119,160	107,373
Long-term debt, net	865,090	870,528
Long-term obligations under capital leases	397,603	374,598
Earnout liability	210,952
Other long-term liabilities	54,418	87,749
Deferred income tax liabilities	14,882	11,867
Total liabilities	1,662,105	1,452,115
Commitments and Contingencies (Note 11)
Temporary Equity
Series A preferred stock – Old Bowlero		141,162
Series A preferred stock	206,002
Redeemable Class A common stock – Old Bowlero		464,827
Stockholders’ Deficit
Class A common stock	11	10
Class B common stock	6
Additional paid-in capital	335,015
Treasury stock, at cost	(34,557)
Accumulated deficit	(312,851)	(266,472)
Accumulated other comprehensive loss	(1,306)	(9,404)
Total stockholders’ deficit	(13,682)	(275,866)
Total liabilities, temporary equity and stockholders’ deficit	$ 1,854,425	$ 1,782,238